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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):          [ ] is a restatement
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

OMT Capital Management LLC
One Montgomery Street, Suite 3300
San Francisco, CA 94104

Form 13F File Number: 028-14338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Richard Duff
President
415.296.8100

Signature, Place and Date of Signing:

/s/ Richard Duff                  San Francisco, CA           05/10/2011
------------------------          -----------------           ----------
   [Signature]                    [City, State]               [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:            32

Form 13F Information Table Value Total (x$1000):   140,599
                                                   (thousands)

List of Other Included Managers:                   None

                               (See attachment)

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
Column 1                               Column 2 Column 3  Column 4      Column 5       Column 6  Column 7      Column 8
--------                               -------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                                          Voting Authority
                                       Title of            Value   Shares or Sh/ Put/ Investment  Other   ----------------
Name of Issuer                          Class     CUSIP   (x$1000)  Prn Amt  Prn Call Discretion Managers  Sole    Shared  None
--------------                         -------- --------- -------- --------- --- ---- ---------- -------- -------  ------  ----
AIR TRANSPORT SERVICES                 Common   00922R105 3,511.23  415,530  SH             Sole          415,530
ALIGN TECHNOLOGY INC                   Common   016255101 3,941.17  192,440  SH             Sole          192,440
ALLIANCE DATA SYSTEMS                  Common   018581108 4,845.05  56,410   SH             Sole          56,410
ARRIS GROUP INC                        Common   04269Q100 4,013.95  315,067  SH             Sole          315,067
ATLAS AIR WORLDWIDE HLDG               Common   049164205 3,831.11  54,950   SH             Sole          54,950
BROCADE COMMUNS SYS NEW                Common   111621306 4,995.09  812,210  SH             Sole          812,210
CARDTRONICS INC                        Common   14161H108 7,451.56  366,170  SH             Sole          366,170
CARTERS INC                            Common   146229109 5,147.56  179,796  SH             Sole          179,796
CHICOS FAS INC                         Common   168615102 4,261.07  286,170  SH             Sole          286,170
COPART INC                             Common   217204106 4,887.62  112,800  SH             Sole          112,800
FINANCIAL ENGINES ORD                  Common   317485100 4,781.11  173,480  SH             Sole          173,480
HEARTLAND PAYMENT SYS                  Common   42235N108   867.03  49,460   SH             Sole          49,460
HELIX ENERGY SOLUTION GP               Common   42330P107 5,943.46  345,550  SH             Sole          345,550
HOLOGIC INC                            Common   436440101 5,693.41  256,460  SH             Sole          256,460
INTEGRATED DEVICE TECH                 Common   458118106 4,568.00  619,390  SH             Sole          619,390
INTL RECTIFIER CORP                    Common   460254105 6,635.47  200,710  SH             Sole          200,710
K V H INDUSTRIES INC                   Common   482738101 4,412.62  291,840  SH             Sole          291,840
LANDSTAR SYSTEM INC                    Common   515098101 3,166.17  69,312   SH             Sole          69,312
LENDER PROCESSING SVCS                 Common   52602E102 5,612.00  174,340  SH             Sole          174,340
MASTEC INC                             Common   576323109 3,640.00  175,000  SH             Sole          175,000
MISTRAS GROUP INC                      Common   60649T107 3,218.27  187,000  SH             Sole          187,000
NATIONAL CINEMEDIA INC                 Common   635309107 2,459.21  131,720  SH             Sole          131,720
NEWPORT ORD                            Common   651824104 3,112.19  174,450  SH             Sole          174,450
NIC ORD                                Common   62914B100 3,472.60  278,700  SH             Sole          278,700
PLANTRONICS INC                        Common   727493108 5,355.31  146,240  SH             Sole          146,240
RADIANT SYSTEMS INC                    Common   75025N102 3,341.52  189,000  SH             Sole          189,000
RIGHTNOW TECHS NEW                     Common   76657R106 1,897.91  60,607   SH             Sole          60,607
ROVI CORPORATION                       Common   779376102 3,621.38  67,500   SH             Sole          67,500
SAVVIS INC NEW                         Common   805423308 4,501.17  121,358  SH             Sole          121,358
SOURCEFIRE INC NEW                     Common   83616T108   866.29  31,490   SH             Sole          31,490
STR HOLDINGS INC                       Common   78478V100 7,245.63  377,770  SH             Sole          377,770
WORLD FUEL SERVICES CORP               Common   981475106 9,303.43  229,092  SH             Sole          229,092